Average Annual Total Returns			12 Months Ended	60 Months Ended	95 Months Ended
		Jul. 11, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TORTOISE GLOBAL WATER FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (based on “NAV”)
Average Annual Return, Percent			9.19%	8.04%	10.10%
Performance Inception Date		Feb. 14, 2017
TORTOISE GLOBAL WATER FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.84%	7.66%	9.71%
TORTOISE GLOBAL WATER FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.68%	6.31%	8.15%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	14.39%
Tortoise Global Water Net Total Return Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Tortoise Global Water Net Total Return Index
Average Annual Return, Percent	[1]		9.53%	8.27%	10.71%

[1]	The Tortoise Global Water Net Total IndexSM (formerly known as Tortoise Global Water ESG Net Total Return Index) is a float-adjusted, capitalization weighted index of companies that are materially engaged in the water infrastructure or water management industries.